DEBT FACILITIES (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 08, 2025 USD ($) Note $ / shares shares	Dec. 02, 2021 USD ($) $ / shares shares	Jun. 28, 2024	Dec. 31, 2025 USD ($) Note	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferred tax recovery				$ 89,068	$ (43,434)
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing convertible debentures		$ 230,000
Proceeds from issuing convertible debentures, net		222,800
Payments of transaction costs for borrowings		$ 7,200
Borrowings, interest rate		0.375%
Convertible debentures, conversion rate per $1000 (in shares) | shares		60.3865
Convertible debentures, conversion price per share (in dollars per share) | $ / shares		$ 16.56
Convertible debentures, percentage of principal amount used to determine redemption price		100.00%
Convertible debentures, cash purchase price percentage		100.00%
Convertible debentures, fair value of the debt portion		$ 180,400
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life (Year)		5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate		4.75%
Convertible debentures, fair value component, effective interest rate		5.09%
Reserve of equity component of convertible instruments		$ 42,300
Reserve of equity component of convertible instruments, deferred tax liability		11,400
Amortizable transaction costs		$ 7,200
Number of notes redeemed | Note	174,708
Number of notes unconverted | Note				55,292
Convertible Debentures [Member] | Convertible debentures redeemption [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debentures, share price threshold		130.00%
2025 Senior Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing convertible debentures	$ 350,000
Proceeds from issuing convertible debentures, net	340,500
Payments of transaction costs for borrowings	$ 9,500
Borrowings, interest rate	0.125%
Convertible debentures, conversion rate per $1000 (in shares) | shares	44.7227
Convertible debentures, conversion price per share (in dollars per share) | $ / shares	$ 22.36
Convertible debentures, share price threshold	130.00%
Convertible debentures, percentage of principal amount used to determine redemption price	100.00%
Convertible debentures, cash purchase price percentage	100.00%
Convertible debentures, fair value of the debt portion				$ 238,000
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life (Year)	5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate	7.59%
Convertible debentures, fair value component, effective interest rate	7.62%
Reserve of equity component of convertible instruments	$ 102,500
Reserve of equity component of convertible instruments, deferred tax liability	28,400
Amortizable transaction costs	9,500
Redemption cost of convertible notes	214,700
Convertible notes debt component allocation	162,600
Convertible notes equity reserves allocation	45,000
Deferred tax recovery	7,200
Gain on settlement of convertible notes	$ 3,400
Carrying amount of convertible notes allocated to debt component				$ 52,700
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.00%
Borrowings available under line of credit				$ 175,000
Accordion feature				$ 100,000
Line of credit, standby fee, percentage of undrawn portion				0.45%
Description of covenant leverage ratio			leverage covenant threshold from 3.00:1.00 (gross) to a 3.50:1.00 (net) leverage ratio.	a net leverage ratio based on net indebtedness to rolling four quarters adjusted EBITDA of not more than 3.50 to 1.00
Description of covenant interest coverage ratio				an interest coverage ratio, based on rolling four quarters adjusted EBITDA divided by interest payments, of not less than 4.00 to 1.00
Information about restrictions or covenants imposed by leases on lessee				The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases, excluding any leases that would have been classified as operating leases in effect immediately prior to the implementation of IFRS 16 - Leases, of up to $50.0 million. As at December 31, 2025, the Company was in compliance with all of its debt covenants.
Letter of credit used as collateral				$ 35,400	35,400
Undrawn portion of revolving credit facility				$ 139,600	$ 139,600
Revolving Credit Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%
Line of credit, standby fee, percentage of undrawn portion				0.45%
Revolving Credit Facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.25%
Line of credit, standby fee, percentage of undrawn portion				0.73%